Annual Total Returns [BarChart] - LVIP American Global Small Capitalization Fund - Service Class II	May 01, 2021
Bar Chart Table:
2011	(19.48%)
2012	17.76%
2013	27.79%
2014	1.69%
2015	(0.15%)
2016	1.68%
2017	25.42%
2018	(10.90%)
2019	31.02%
2020	29.23%